Not FDIC Insured May Lose Value No Bank Guarantee
103-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), November 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 91.7%
Australia 1.2%
National Storage REIT ............ Specialized REITs 5,293,927 $ 9,400,739
Austria 0.6%
DO & CO AG ................... Commercial Services & Supplies 21,256 4,701,035
Bahamas 2.0%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 760,897 15,537,517
Brazil 0.6%
XP, Inc. , A ...................... Capital Markets 246,382 4,856,189
Canada 2.7%
a
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 1,909,300 10,629,614
Canaccord Genuity Group, Inc. ...... Capital Markets 1,271,000 10,686,787
21,316,401
China 1.5%
Haitian International Holdings Ltd. .... Machinery 2,001,000 5,619,815
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,551,516 6,185,066
11,804,881
Denmark 0.5%
FLSmidth & Co. A/S .............. Machinery 65,726 4,206,380
Finland 1.3%
Huhtamaki OYJ .................. Containers & Packaging 288,328 9,943,000
Germany 2.2%
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 302,118 6,933,661
Rational AG .................... Machinery 14,285 10,679,104
17,612,765
Hong Kong 2.7%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 13,452,254
VTech Holdings Ltd. .............. Communications Equipment 997,700 8,074,932
21,527,186
India 1.8%
CESC Ltd. ..................... Electric Utilities 2,784,368 5,323,435
Exide Industries Ltd. .............. Automobile Components 2,076,774 8,727,258
14,050,693
Israel 1.6%
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 87,032 4,088,895
a
Oddity Tech Ltd. , A ............... Personal Care Products 203,305 8,794,974
12,883,869
Italy 7.0%
b
Carel Industries SpA , 144A , Reg S ... Building Products 201,236 5,828,089
De' Longhi SpA .................. Household Durables 224,726 9,567,237
Interpump Group SpA ............. Machinery 323,981 16,496,896
c
Sanlorenzo SpA ................. Leisure Products 226,458 8,001,126
b
Technogym SpA , 144A , Reg S ...... Leisure Products 848,143 15,932,671
55,826,019
Japan 11.6%
Aica Kogyo Co. Ltd. .............. Chemicals 342,300 7,821,993

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 585,900 $ 14,033,943
Bunka Shutter Co. Ltd. ............ Building Products 312,700 4,254,034
CKD Corp. ..................... Machinery 290,200 4,811,327
GMO Payment Gateway, Inc. ....... Financial Services 120,800 7,775,211
IDOM, Inc. ..................... Specialty Retail 860,300 7,027,021
Kaneka Corp. ................... Chemicals 142,400 4,004,814
MEITEC Group Holdings, Inc. ....... Professional Services 174,100 3,862,500
Miura Co. Ltd. ................... Machinery 213,900 4,199,789
Morinaga & Co. Ltd. .............. Food Products 464,700 7,945,992
c
Nihon M&A Center Holdings, Inc. .... Capital Markets 795,500 3,732,824
Sugi Holdings Co. Ltd. ............ Consumer Staples Distribution & Retail 494,600 11,672,263
Tsumura & Co. .................. Pharmaceuticals 414,000 10,364,768
91,506,479
New Zealand 1.3%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 1,468,753 10,579,534
Singapore 0.8%
Stoneweg Europe Stapled Trust ..... Diversified REITs 3,577,100 6,350,553
South Korea 3.0%
Amorepacific Holdings Corp. ........ Personal Care Products 219,264 4,250,720
BNK Financial Group, Inc. .......... Banks 776,519 7,969,949
Classys, Inc. .................... Health Care Equipment & Supplies 111,831 4,472,739
iM Financial Group Co. Ltd. ......... Banks 741,457 7,227,076
23,920,484
Sweden 0.5%
a
Karnov Group AB ................ Interactive Media & Services 340,299 3,694,188
Switzerland 6.0%
Bucher Industries AG ............. Machinery 19,789 8,818,752
c
Logitech International SA .......... Technology Hardware, Storage & Peripherals 124,175 13,998,248
b
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 70,626 13,636,312
a
Siegfried Holding AG .............. Life Sciences Tools & Services 125,308 11,246,656
47,699,968
Taiwan 1.3%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 911,000 3,488,170
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 717,000 7,011,867
10,500,037
United Kingdom 4.5%
Fevertree Drinks plc .............. Beverages 594,022 6,327,856
Howden Joinery Group plc ......... Trading Companies & Distributors 511,624 5,700,138
Man Group plc .................. Capital Markets 3,312,240 9,059,042
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 201,933 5,282,695
Savills plc ...................... Real Estate Management & Development 370,962 4,998,812
Vesuvius plc .................... Machinery 835,395 4,228,626
35,597,169
United States 37.0%
Advanced Drainage Systems, Inc. .... Building Products 78,777 12,004,039
c
Alamo Group, Inc. ................ Machinery 77,811 12,478,550
a,c
Ambiq Micro, Inc. ................ Semiconductors & Semiconductor Equipment 163,761 4,013,782
c
Atlas Energy Solutions, Inc. , A ....... Energy Equipment & Services 716,116 6,172,920

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
Charles River Laboratories International,
Inc. ......................... Life Sciences Tools & Services 92,523 $ 16,482,047
a
Freshpet, Inc. ................... Food Products 108,018 6,174,309
a,c
Guardian Pharmacy Services, Inc. , A .. Health Care Providers & Services 331,693 9,711,971
a,c
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 957,153 17,975,333
Huntington Bancshares, Inc. ........ Banks 898,940 14,652,722
a
ICON plc ....................... Life Sciences Tools & Services 52,572 9,725,820
Janus Henderson Group plc ........ Capital Markets 88,992 3,889,840
c
JBT Marel Corp. ................. Machinery 115,516 16,233,464
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 48,051 15,649,730
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 399,661 8,984,379
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 333,147 7,339,229
a
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 376,930 4,534,468
Marzetti Co. (The) ................ Food Products 36,930 6,165,094
a
NCR Atleos Corp. ................ Financial Services 254,946 9,450,848
Patrick Industries, Inc. ............. Automobile Components 144,126 15,597,316
Seacoast Banking Corp. of Florida ... Banks 250,113 7,893,566
a
SentinelOne, Inc. , A .............. Software 235,997 3,825,511
a,c
SharkNinja, Inc. ................. Household Durables 48,440 4,726,291
a
Sonos, Inc. ..................... Household Durables 859,230 15,947,309
a
Texas Capital Bancshares, Inc. ...... Banks 158,544 14,295,913
TriMas Corp. .................... Containers & Packaging 385,405 13,130,748
TrustCo Bank Corp. .............. Banks 398,182 16,775,408
a
Vita Coco Co., Inc. (The) ........... Beverages 169,345 9,044,717
Voya Financial, Inc. ............... Financial Services 135,674 9,537,882
292,413,206
Total Common Stocks (Cost $ 505,339,440 ) .....................................
725,928,292
Units
a a a a a
Limited Partnerships 2.0%
United States 2.0%
AllianceBernstein Holding LP ....... Capital Markets 375,765 15,522,852
Total Limited Partnerships (Cost $ 4,871,867 ) ...................................
15,522,852
Total Long Term Investments (Cost $ 510,211,307 ) ...............................
741,451,144
Short Term Investments 8.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 6.4%
Canada 3.9%
Bank of Montreal , 4% , 12/01/25 ...... 31,000,000 31,000,000
France 2.5%
Credit Agricole Corporate and
Investment Bank SA , 3.82% , 12/01/25 20,000,000 20,000,000
Total Time Deposits (Cost $ 51,000,000 ) ........................................
51,000,000

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 1.8%
Money Market Funds 1.8%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 3.922% ...... 14,008,119 $ 14,008,119
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 14,008,119 ) ................................................................
14,008,119
a a a a a
Total Short Term Investments (Cost $ 65,008,119 ) ................................
65,008,119
a a a
Total Investments (Cost $ 575,219,426 ) 101.9% ..................................
$806,459,263
Other Assets, less Liabilities (1.9) % ...........................................
(15,287,096)
Net Assets 100.0% ...........................................................
$791,172,167
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $35,397,072, representing 4.5% of net assets.
c
A portion or all of the security is on loan at November 30, 2025.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.922% ............ $— $69,786,588 $(55,778,469) $— $— $14,008,119 14,008,119 $62,475
Total Affiliated Securities ... $— $69,786,588 $(55,778,469) $— $— $14,008,119 $62,475
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 9,400,739 $ — $ 9,400,739
Austria ............................... 4,701,035 — — 4,701,035
Bahamas ............................. 15,537,517 — — 15,537,517
Brazil ................................ 4,856,189 — — 4,856,189
Canada .............................. 21,316,401 — — 21,316,401
China ............................... — 11,804,881 — 11,804,881
Denmark ............................. — 4,206,380 — 4,206,380
Finland .............................. — 9,943,000 — 9,943,000
Germany ............................. — 17,612,765 — 17,612,765
Hong Kong ........................... — 21,527,186 — 21,527,186
India ................................ — 14,050,693 — 14,050,693
Israel ................................ 8,794,974 4,088,895 — 12,883,869
Italy ................................. — 55,826,019 — 55,826,019
Japan ............................... — 91,506,479 — 91,506,479
New Zealand .......................... 10,579,534 — — 10,579,534
Singapore ............................ 6,350,553 — — 6,350,553
South Korea .......................... — 23,920,484 — 23,920,484
Sweden .............................. — 3,694,188 — 3,694,188
Switzerland ........................... 13,998,248 33,701,720 — 47,699,968
Taiwan ............................... — 10,500,037 — 10,500,037
United Kingdom ........................ 9,227,438 26,369,731 — 35,597,169
United States .......................... 292,413,206 — — 292,413,206
Limited Partnerships ...................... 15,522,852 — — 15,522,852
Short Term Investments ................... 14,008,119 51,000,000 — 65,008,119
Total Investments in Securities ........... $417,306,066 $389,153,197
a
$— $806,459,263
a
Includes foreign securities valued at $338,153,197, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.